Schedule of Investments (unaudited)	iShares® Morningstar Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Boeing Co. (The)(a)(b)	21,719	$3,460,054
General Dynamics Corp.	9,008	2,041,843
Huntington Ingalls Industries Inc.	860	186,482
L3Harris Technologies Inc.	7,542	1,809,854
Lockheed Martin Corp.	9,249	3,827,329
Northrop Grumman Corp.	5,706	2,732,603
Raytheon Technologies Corp.	58,079	5,413,544
Textron Inc.	4,408	289,341
		19,761,050
Air Freight & Logistics — 1.1%
CH Robinson Worldwide Inc.	3,291	364,314
Expeditors International of Washington Inc.	2,908	308,975
FedEx Corp.	9,317	2,171,699
GXO Logistics Inc.(a)	1,557	74,736
United Parcel Service Inc., Class B	28,680	5,589,445
		8,509,169
Airlines — 0.3%
American Airlines Group Inc.(a)(b)	25,295	346,795
Delta Air Lines Inc.(a)	9,713	308,873
Southwest Airlines Co.(a)	23,092	880,267
United Airlines Holdings Inc.(a)	12,725	467,644
		2,003,579
Auto Components — 0.2%
Aptiv PLC(a)	4,367	458,054
BorgWarner Inc.	9,331	358,870
Gentex Corp.	4,599	129,784
Lear Corp.	2,327	351,703
		1,298,411
Automobiles — 0.6%
Ford Motor Co.	154,392	2,268,019
General Motors Co.(a)	57,001	2,066,856
		4,334,875
Banks — 6.6%
Bank of America Corp.	276,883	9,361,414
Citigroup Inc.	75,835	3,935,837
Citizens Financial Group Inc.	19,102	725,303
Comerica Inc.	5,093	396,083
Commerce Bancshares Inc.	4,279	297,348
Cullen/Frost Bankers Inc.	2,223	289,879
East West Bancorp. Inc.	5,527	396,728
Fifth Third Bancorp.	26,719	911,652
First Citizens BancShares Inc./NC, Class A	520	393,474
First Horizon Corp.	20,829	465,736
First Republic Bank/CA	2,459	400,104
Huntington Bancshares Inc./OH	56,048	744,878
JPMorgan Chase & Co.	114,698	13,231,561
KeyCorp.	36,312	664,510
M&T Bank Corp.	7,029	1,247,296
PNC Financial Services Group Inc. (The)	16,151	2,680,097
Regions Financial Corp.	36,392	770,783
Signature Bank/New York NY	1,092	202,642
SVB Financial Group(a)	1,537	620,256
Truist Financial Corp.	52,002	2,624,541
U.S. Bancorp.	52,808	2,492,538
Webster Financial Corp.	6,936	322,177
Wells Fargo & Co.	148,021	6,493,681
Western Alliance Bancorp.	2,556	195,227
Security	Shares	Value

Banks (continued)
Zions Bancorp. NA	5,894	$321,518
		50,185,263
Beverages — 1.9%
Coca-Cola Co. (The)	89,625	5,751,236
Constellation Brands Inc., Class A	6,369	1,568,748
Keurig Dr Pepper Inc.	28,726	1,112,845
Molson Coors Beverage Co., Class B	7,334	438,207
Monster Beverage Corp.(a)	4,877	485,847
PepsiCo Inc.	31,246	5,466,800
		14,823,683
Biotechnology — 3.4%
AbbVie Inc.	69,009	9,903,482
Amgen Inc.	20,871	5,164,946
Biogen Inc.(a)	5,740	1,234,444
Gilead Sciences Inc.	48,983	2,926,734
Moderna Inc.(a)	13,534	2,220,794
Regeneron Pharmaceuticals Inc.(a)	4,219	2,454,150
United Therapeutics Corp.(a)	1,765	407,839
Vertex Pharmaceuticals Inc.(a)	6,017	1,687,227
		25,999,616
Building Products — 0.6%
A O Smith Corp.	3,022	191,202
Allegion PLC	1,694	179,056
Builders FirstSource Inc.(a)	3,843	261,324
Carrier Global Corp.	21,286	862,722
Fortune Brands Home & Security Inc., NVS	5,095	355,020
Johnson Controls International PLC	27,243	1,468,670
Lennox International Inc.	797	190,905
Masco Corp.	9,187	508,776
Owens Corning	2,480	229,995
Trane Technologies PLC	4,168	612,654
		4,860,324
Capital Markets — 3.9%
Ameriprise Financial Inc.	4,280	1,155,258
Bank of New York Mellon Corp. (The)	29,113	1,265,251
BlackRock Inc.(c)	5,562	3,721,979
Blackstone Inc., NVS	8,885	906,892
Carlyle Group Inc. (The)	5,493	213,733
Charles Schwab Corp. (The)	27,302	1,885,203
CME Group Inc.	14,036	2,799,901
Coinbase Global Inc., Class A(a)(b)	1,287	81,029
Franklin Resources Inc.	10,902	299,260
Goldman Sachs Group Inc. (The)	13,413	4,471,760
Intercontinental Exchange Inc.	11,143	1,136,475
Invesco Ltd.	13,113	232,625
Jefferies Financial Group Inc.	7,485	243,786
KKR & Co. Inc.	9,467	525,040
Moody’s Corp.	2,303	714,506
Morgan Stanley	54,650	4,606,995
Nasdaq Inc.	2,236	404,492
Northern Trust Corp.	8,115	809,715
Raymond James Financial Inc.	3,235	318,550
S&P Global Inc.	3,449	1,300,032
SEI Investments Co.	2,044	113,156
State Street Corp.	14,297	1,015,659
T Rowe Price Group Inc.	8,852	1,092,956
		29,314,253
Chemicals — 2.0%
Air Products and Chemicals Inc.	4,835	1,200,192

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Celanese Corp.	4,217	$495,540
CF Industries Holdings Inc.	8,124	775,761
Corteva Inc.	13,901	800,002
Dow Inc.	28,479	1,515,367
DuPont de Nemours Inc.	11,731	718,289
Eastman Chemical Co.	5,019	481,473
Ecolab Inc.	4,472	738,640
FMC Corp.	2,823	313,635
International Flavors & Fragrances Inc.	9,987	1,238,887
Linde PLC	9,828	2,968,056
LyondellBasell Industries NV, Class A	10,080	898,329
Mosaic Co. (The)	14,098	742,401
Olin Corp.	2,595	135,641
PPG Industries Inc.	5,037	651,234
RPM International Inc.	2,525	228,260
Sherwin-Williams Co. (The)	5,056	1,223,249
Westlake Corp.(b)	535	52,077
		15,177,033
Commercial Services & Supplies — 0.3%
Cintas Corp.	1,229	522,927
Republic Services Inc.	4,699	651,563
Waste Management Inc.	7,994	1,315,493
		2,489,983
Communications Equipment — 1.2%
Ciena Corp.(a)	3,258	168,113
Cisco Systems Inc.	162,228	7,360,284
F5 Inc.(a)	1,199	200,665
Juniper Networks Inc.	12,582	352,673
Motorola Solutions Inc.	3,168	755,853
		8,837,588
Construction & Engineering — 0.1%
AECOM	2,517	181,224
Quanta Services Inc.	3,094	429,231
		610,455
Consumer Finance — 0.6%
Ally Financial Inc.	12,580	416,021
American Express Co.	8,846	1,362,461
Capital One Financial Corp.	15,394	1,690,723
Credit Acceptance Corp.(a)(b)	99	57,015
Discover Financial Services	4,037	407,737
Synchrony Financial	19,382	648,909
		4,582,866
Containers & Packaging — 0.5%
Amcor PLC	58,523	757,873
AptarGroup Inc.	1,449	156,144
Avery Dennison Corp.	1,104	210,268
Ball Corp.	4,820	353,884
Berry Global Group Inc.(a)	4,976	286,866
Crown Holdings Inc.	2,133	216,883
International Paper Co.	14,413	616,444
Packaging Corp. of America	3,650	513,227
Sealed Air Corp.	2,080	127,130
Westrock Co.	9,818	415,891
		3,654,610
Distributors — 0.1%
Genuine Parts Co.	5,515	843,078
LKQ Corp.	4,985	273,377
		1,116,455
Security	Shares	Value

Diversified Consumer Services — 0.0%
Service Corp. International	3,321	$247,282

Diversified Financial Services — 2.9%
Apollo Global Management Inc.	7,022	400,956
Berkshire Hathaway Inc., Class B(a)	70,652	21,237,991
Equitable Holdings Inc.	13,845	393,614
Voya Financial Inc.	2,158	129,825
		22,162,386
Diversified Telecommunication Services — 1.7%
AT&T Inc.	279,574	5,250,400
Lumen Technologies Inc.	36,208	394,305
Verizon Communications Inc.	164,005	7,575,391
		13,220,096
Electric Utilities — 3.5%
Alliant Energy Corp.	9,768	595,164
American Electric Power Co. Inc.	20,077	1,978,789
Avangrid Inc.	2,662	129,719
Constellation Energy Corp.	7,815	516,572
Duke Energy Corp.	30,067	3,305,265
Edison International	14,846	1,006,113
Entergy Corp.	7,921	911,945
Evergy Inc.	8,935	609,903
Eversource Energy	13,518	1,192,558
Exelon Corp.	38,341	1,782,473
FirstEnergy Corp.	22,235	913,858
NextEra Energy Inc.	76,719	6,481,988
NRG Energy Inc.	5,122	193,356
OGE Energy Corp.	7,796	320,260
PG&E Corp.(a)	58,824	638,829
Pinnacle West Capital Corp.	4,402	323,415
PPL Corp.	28,660	833,433
Southern Co. (The)	41,495	3,190,551
Xcel Energy Inc.	21,316	1,559,905
		26,484,096
Electrical Equipment — 0.8%
AMETEK Inc.	2,970	366,795
Eaton Corp. PLC	15,593	2,313,845
Emerson Electric Co.	23,221	2,091,515
Hubbell Inc.	1,260	275,965
Regal Rexnord Corp.	2,609	350,389
Rockwell Automation Inc.	2,014	514,134
Sensata Technologies Holding PLC	6,110	271,712
		6,184,355
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	11,173	861,773
Arrow Electronics Inc.(a)	2,571	329,525
CDW Corp./DE	2,373	430,771
Corning Inc.	16,238	596,909
Flex Ltd.(a)(b)	18,073	303,626
Jabil Inc.	5,500	326,370
TD SYNNEX Corp.	1,609	161,576
TE Connectivity Ltd.	12,609	1,686,202
		4,696,752
Energy Equipment & Services — 0.3%
Baker Hughes Co.	17,730	455,484
Halliburton Co.	14,889	436,248
Schlumberger NV	27,473	1,017,325
		1,909,057

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment — 1.2%
Activision Blizzard Inc.	18,018	$1,440,539
AMC Entertainment Holdings Inc., Class A(a)	20,126	293,035
Electronic Arts Inc.	4,215	553,134
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	289	17,915
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	3,115	211,104
Live Nation Entertainment Inc.(a)	1,771	166,456
Netflix Inc.(a)	5,847	1,314,990
Playtika Holding Corp.(a)	2,524	30,969
Take-Two Interactive Software Inc.(a)	2,026	268,911
Walt Disney Co. (The)(a)	34,475	3,657,798
Warner Bros. Discovery Inc.(a)	86,518	1,297,770
		9,252,621
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities Inc.	3,215	532,983
American Tower Corp.	6,422	1,739,270
Americold Realty Trust Inc.(b)	10,487	343,449
Apartment Income REIT Corp.	3,004	136,201
AvalonBay Communities Inc.	2,808	600,744
Boston Properties Inc.	5,555	506,394
Brixmor Property Group Inc.	7,248	168,009
Crown Castle International Corp.	8,124	1,467,682
CubeSmart	3,299	151,325
Digital Realty Trust Inc.	5,432	719,468
Equity LifeStyle Properties Inc.	2,365	173,875
Equity Residential	7,631	598,194
Essex Property Trust Inc.	1,327	380,225
Extra Space Storage Inc.	1,647	312,140
Federal Realty Investment Trust	1,377	145,425
Gaming and Leisure Properties Inc.	9,160	476,228
Healthpeak Properties Inc.	8,626	238,336
Iron Mountain Inc.	11,314	548,616
Kilroy Realty Corp.	2,279	123,476
Kimco Realty Corp.(b)	24,068	532,144
Lamar Advertising Co., Class A	2,112	213,439
Life Storage Inc.	1,279	161,013
Medical Properties Trust Inc.	23,371	402,916
Mid-America Apartment Communities Inc.	1,879	348,987
National Retail Properties Inc.	6,850	326,129
Prologis Inc.	10,004	1,326,130
Public Storage	2,360	770,328
Realty Income Corp.	14,232	1,053,026
Regency Centers Corp.	2,608	168,033
Simon Property Group Inc.	12,860	1,397,110
STORE Capital Corp.	9,835	285,412
UDR Inc.	4,296	207,926
Ventas Inc.	15,567	837,193
VICI Properties Inc.	37,741	1,290,365
Vornado Realty Trust	6,198	188,357
Welltower Inc.	10,710	924,701
Weyerhaeuser Co.	16,279	591,253
WP Carey Inc.	7,510	670,643
		21,057,145
Food & Staples Retailing — 2.0%
Albertsons Companies Inc., Class A	4,152	111,481
BJ’s Wholesale Club Holdings Inc.(a)	3,302	223,546
Costco Wholesale Corp.	5,755	3,115,182
Kroger Co. (The)	25,689	1,192,997
Sysco Corp.	19,929	1,691,972
U.S. Foods Holding Corp.(a)	5,156	162,414
Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Inc.	28,095	$1,113,124
Walmart Inc.	54,827	7,239,905
		14,850,621
Food Products — 1.8%
Archer-Daniels-Midland Co.	22,003	1,821,188
Bunge Ltd.	5,908	545,486
Campbell Soup Co.	7,872	388,483
Conagra Brands Inc.	18,687	639,282
Darling Ingredients Inc.(a)	4,006	277,536
General Mills Inc.	23,558	1,761,903
Hershey Co. (The)	2,009	457,972
Hormel Foods Corp.	5,949	293,524
JM Smucker Co. (The)	4,223	558,787
Kellogg Co.	9,870	729,590
Kraft Heinz Co. (The)	27,646	1,018,202
Lamb Weston Holdings Inc.	1,990	158,523
McCormick & Co. Inc./MD, NVS	4,610	402,683
Mondelez International Inc., Class A	54,045	3,461,042
Tyson Foods Inc., Class A	11,353	999,178
		13,513,379
Gas Utilities — 0.1%
Atmos Energy Corp.	5,413	657,084
UGI Corp.	8,179	353,006
		1,010,090
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	43,373	4,720,717
Baxter International Inc.	10,548	618,746
Becton Dickinson and Co.	11,132	2,719,659
Boston Scientific Corp.(a)	34,677	1,423,491
DENTSPLY SIRONA Inc.	5,260	190,202
Hologic Inc.(a)	4,454	317,926
Medtronic PLC	52,390	4,847,123
Stryker Corp.	7,809	1,676,983
Zimmer Biomet Holdings Inc.	8,163	901,113
		17,415,960
Health Care Providers & Services — 4.7%
AmerisourceBergen Corp.	5,872	856,901
Cardinal Health Inc.	10,608	631,813
Centene Corp.(a)	22,870	2,126,224
Chemed Corp.	287	138,073
Cigna Corp.	12,390	3,411,710
CVS Health Corp.	51,210	4,899,773
DaVita Inc.(a)	1,397	117,572
Elevance Health Inc.	9,414	4,491,419
HCA Healthcare Inc.	8,910	1,892,662
Henry Schein Inc.(a)	5,375	423,711
Humana Inc.	2,900	1,397,800
Laboratory Corp. of America Holdings	3,611	946,768
McKesson Corp.	5,684	1,941,541
Molina Healthcare Inc.(a)	1,130	370,324
Quest Diagnostics Inc.	4,571	624,261
Tenet Healthcare Corp.(a)	4,194	277,307
UnitedHealth Group Inc.	19,657	10,660,777
Universal Health Services Inc., Class B	2,687	302,207
		35,510,843
Hotels, Restaurants & Leisure — 1.2%
Aramark	10,021	334,701
Carnival Corp.(a)	38,149	345,630
Darden Restaurants Inc.	2,667	332,015

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Expedia Group Inc.(a)	3,205	$339,890
Las Vegas Sands Corp.(a)	13,392	504,744
McDonald’s Corp.	17,881	4,709,319
Norwegian Cruise Line Holdings Ltd.(a)(b)	16,320	198,288
Royal Caribbean Cruises Ltd.(a)	3,832	148,337
Starbucks Corp.	24,791	2,101,781
Wynn Resorts Ltd.(a)(b)	4,110	260,903
		9,275,608
Household Durables — 0.4%
DR Horton Inc.	6,731	525,220
Garmin Ltd.	3,749	365,977
Lennar Corp., Class A	10,073	856,205
Lennar Corp., Class B	587	39,845
Mohawk Industries Inc.(a)	2,012	258,502
Newell Brands Inc.	14,332	289,650
NVR Inc.(a)	57	250,407
PulteGroup Inc.	9,150	399,123
Whirlpool Corp.	2,185	377,721
		3,362,650
Household Products — 2.4%
Church & Dwight Co. Inc.	3,239	284,935
Clorox Co. (The)(b)	4,794	679,981
Colgate-Palmolive Co.	32,725	2,576,767
Kimberly-Clark Corp.	13,179	1,736,860
Procter & Gamble Co. (The)	93,697	13,015,450
		18,293,993
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	26,010	577,942
Vistra Corp.	17,746	458,734
		1,036,676
Industrial Conglomerates — 1.5%
3M Co.	22,224	3,183,366
General Electric Co.	42,983	3,176,873
Honeywell International Inc.	26,583	5,116,164
		11,476,403
Insurance — 2.9%
Aflac Inc.	23,210	1,329,933
Alleghany Corp.(a)	265	221,932
Allstate Corp. (The)	10,768	1,259,533
American Financial Group Inc./OH	2,585	345,563
American International Group Inc.	31,019	1,605,854
Aon PLC, Class A	4,548	1,323,650
Arch Capital Group Ltd.	8,711	386,768
Arthur J Gallagher & Co.	2,982	533,748
Assurant Inc.	1,240	217,967
Chubb Ltd.	16,546	3,121,238
Cincinnati Financial Corp.	2,417	235,271
CNA Financial Corp.	1,058	44,880
Erie Indemnity Co., Class A, NVS	494	100,460
Everest Re Group Ltd.	803	209,864
Fidelity National Financial Inc.	10,931	436,803
Globe Life Inc.	3,532	355,778
Hartford Financial Services Group Inc. (The)	12,807	825,667
Lincoln National Corp.	6,296	323,237
Loews Corp.	4,233	246,572
Markel Corp.(a)(b)	210	272,399
Marsh & McLennan Companies Inc.	9,368	1,535,977
MetLife Inc.	27,032	1,709,774
Old Republic International Corp.	11,166	259,833
Security	Shares	Value

Insurance (continued)
Principal Financial Group Inc.	9,152	$612,635
Progressive Corp. (The)	9,832	1,131,270
Prudential Financial Inc.	14,610	1,460,854
Reinsurance Group of America Inc.	2,609	302,070
Travelers Companies Inc. (The)	9,390	1,490,193
W R Berkley Corp.	2,968	185,589
Willis Towers Watson PLC	1,689	349,522
		22,434,834
Interactive Media & Services — 3.4%
Alphabet Inc., Class A(a)	74,288	8,641,180
Alphabet Inc., Class C, NVS(a)	68,134	7,947,150
IAC/InterActiveCorp.(a)(b)	2,016	138,096
Meta Platforms Inc, Class A(a)	55,748	8,869,507
		25,595,933
Internet & Direct Marketing Retail — 0.1%
eBay Inc.	21,801	1,060,183

IT Services — 2.4%
Accenture PLC, Class A	9,222	2,824,330
Akamai Technologies Inc.(a)	2,569	247,189
Automatic Data Processing Inc.	5,741	1,384,270
Cognizant Technology Solutions Corp., Class A	20,401	1,386,452
Concentrix Corp.	628	84,001
DXC Technology Co.(a)	9,521	300,864
Fidelity National Information Services Inc.	23,863	2,437,844
Fiserv Inc.(a)	14,133	1,493,575
FleetCor Technologies Inc.(a)	1,139	250,682
Genpact Ltd.	3,797	182,560
Global Payments Inc.	5,407	661,384
International Business Machines Corp.	35,124	4,593,868
Paychex Inc.	4,370	560,584
PayPal Holdings Inc.(a)	16,993	1,470,404
SS&C Technologies Holdings Inc.	5,294	313,246
		18,191,253
Leisure Products — 0.0%
Hasbro Inc.	2,559	201,444
Mattel Inc.(a)	7,048	163,514
		364,958
Life Sciences Tools & Services — 0.6%
IQVIA Holdings Inc.(a)	3,337	801,781
Syneos Health Inc.(a)	2,572	203,548
Thermo Fisher Scientific Inc.	5,565	3,330,152
		4,335,481
Machinery — 1.7%
AGCO Corp.	1,558	169,697
Caterpillar Inc.	14,324	2,839,733
Cummins Inc.	5,533	1,224,508
Deere & Co.	5,382	1,846,995
Dover Corp.	2,773	370,695
Fortive Corp.	7,108	458,111
Illinois Tool Works Inc.(b)	7,913	1,644,005
Lincoln Electric Holdings Inc.	737	104,241
Middleby Corp. (The)(a)	1,083	156,699
Otis Worldwide Corp.	8,011	626,220
PACCAR Inc.	8,901	814,619
Parker-Hannifin Corp.	3,020	873,052
Pentair PLC	4,239	207,245
Snap-on Inc.	2,078	465,576
Stanley Black & Decker Inc.	5,878	572,106

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Toro Co. (The)	1,726	$148,419
Westinghouse Air Brake Technologies Corp.	4,192	391,826
		12,913,747
Media — 1.4%
Cable One Inc.	90	123,901
Charter Communications Inc., Class A(a)	2,507	1,083,275
Comcast Corp., Class A	174,584	6,550,392
DISH Network Corp., Class A(a)	9,765	169,618
Fox Corp., Class A, NVS	12,138	401,889
Fox Corp., Class B	5,649	174,554
Interpublic Group of Companies Inc. (The)	15,332	457,967
Liberty Media Corp.-Liberty SiriusXM, Class A, NVS(a)(b)	3,120	124,332
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	6,138	244,415
News Corp., Class A, NVS	15,127	259,277
News Corp., Class B	4,657	80,473
Omnicom Group Inc.	8,011	559,488
Paramount Global, Class A, NVS	350	9,464
Paramount Global, Class B, NVS	23,692	560,316
Sirius XM Holdings Inc.(b)	13,225	88,343
		10,887,704
Metals & Mining — 0.6%
Alcoa Corp.	7,184	365,594
Cleveland-Cliffs Inc.(a)	18,596	329,335
Freeport-McMoRan Inc.	23,571	743,665
Newmont Corp.	31,017	1,404,450
Nucor Corp.	5,244	712,135
Reliance Steel & Aluminum Co.	2,413	459,073
Southern Copper Corp.	2,421	120,566
Steel Dynamics Inc.	6,939	540,409
U.S. Steel Corp.(b)	10,149	240,024
		4,915,251
Mortgage Real Estate Investment — 0.1%
Annaly Capital Management Inc.	60,793	418,256

Multi-Utilities — 1.6%
Ameren Corp.	10,057	936,508
CenterPoint Energy Inc.	24,513	776,817
CMS Energy Corp.	6,419	441,178
Consolidated Edison Inc.	13,878	1,377,669
Dominion Energy Inc.	31,687	2,597,700
DTE Energy Co.	7,544	982,983
NiSource Inc.	15,804	480,442
Public Service Enterprise Group Inc.	19,560	1,284,505
Sempra Energy	12,288	2,037,350
WEC Energy Group Inc.	12,358	1,282,884
		12,198,036
Multiline Retail — 0.6%
Dollar General Corp.	8,939	2,220,716
Dollar Tree Inc.(a)	3,647	603,068
Kohl’s Corp.	5,172	150,712
Macy’s Inc.	11,124	196,339
Target Corp.	9,059	1,480,059
		4,650,894
Oil, Gas & Consumable Fuels — 7.1%
Antero Resources Corp.(a)	11,208	444,285
APA Corp.	6,013	223,503
Chesapeake Energy Corp.	4,491	422,918
Chevron Corp.	76,731	12,567,003
ConocoPhillips	25,480	2,482,516
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources Inc./OK	2,319	$159,756
Coterra Energy Inc.	11,767	359,953
Devon Energy Corp.	24,140	1,517,199
Diamondback Energy Inc.	6,547	838,147
EOG Resources Inc.	22,933	2,550,608
EQT Corp.	4,829	212,621
Exxon Mobil Corp.	164,509	15,945,857
Hess Corp.	7,101	798,650
Kinder Morgan Inc.	76,353	1,373,591
Marathon Oil Corp.	28,976	718,605
Marathon Petroleum Corp.	21,444	1,965,557
Occidental Petroleum Corp.	34,920	2,295,990
ONEOK Inc.	10,233	611,319
Ovintiv Inc.	10,210	521,629
Phillips 66	18,892	1,681,388
Pioneer Natural Resources Co.	8,825	2,091,084
Southwestern Energy Co.(a)	44,388	313,379
Targa Resources Corp.	5,817	402,013
Valero Energy Corp.	16,008	1,773,206
Williams Companies Inc. (The)	47,903	1,633,013
		53,903,790
Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	1,805	492,945

Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	83,145	6,134,438
Eli Lilly & Co.	6,303	2,078,036
Jazz Pharmaceuticals PLC(a)	2,428	378,914
Johnson & Johnson	102,761	17,933,850
Merck & Co. Inc.	98,755	8,822,772
Organon & Co.	9,877	313,298
Pfizer Inc.	219,117	11,067,599
Royalty Pharma PLC, Class A	14,071	611,948
Viatris Inc.	47,213	457,494
		47,798,349
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp.	2,620	251,468
Dun & Bradstreet Holdings Inc.(a)	3,668	57,808
Jacobs Engineering Group Inc.	2,598	356,705
Leidos Holdings Inc.	5,323	569,561
Nielsen Holdings PLC	14,007	335,468
Robert Half International Inc.	2,159	170,863
		1,741,873
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	8,196	701,742
Jones Lang LaSalle Inc.(a)	1,903	362,845
		1,064,587
Road & Rail — 1.3%
AMERCO	180	96,674
Avis Budget Group Inc.(a)(b)	695	126,511
CSX Corp.	53,528	1,730,560
Hertz Global Holdings Inc.(a)(b)	1,926	41,255
Knight-Swift Transportation Holdings Inc.	3,550	195,073
Lyft Inc., Class A(a)	5,570	77,200
Norfolk Southern Corp.	6,396	1,606,483
Uber Technologies Inc.(a)	27,232	638,591
Union Pacific Corp.	24,526	5,574,760
		10,087,107

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices Inc.	12,806	$2,202,120
Applied Materials Inc.	15,743	1,668,443
Broadcom Inc.	8,799	4,711,689
First Solar Inc.(a)	2,102	208,455
Intel Corp.	159,684	5,798,126
KLA Corp.	2,398	919,729
Lam Research Corp.	2,634	1,318,343
Microchip Technology Inc.	7,104	489,182
Micron Technology Inc.	22,733	1,406,263
NXP Semiconductors NV	5,415	995,710
Qorvo Inc.(a)	2,463	256,324
Qualcomm Inc.	18,415	2,671,280
Skyworks Solutions Inc.	4,240	461,651
Texas Instruments Inc.	17,819	3,187,641
Wolfspeed Inc.(a)(b)	2,960	246,568
		26,541,524
Software — 0.9%
Citrix Systems Inc.	2,156	218,640
Guidewire Software Inc.(a)	1,935	150,388
NortonLifeLock Inc.	22,660	555,850
Oracle Corp.	61,477	4,785,370
Roper Technologies Inc.	1,535	670,288
VMware Inc., Class A	4,935	573,447
		6,953,983
Specialty Retail — 2.2%
Advance Auto Parts Inc.	1,327	256,934
AutoNation Inc.(a)	1,470	174,548
AutoZone Inc.(a)	307	656,179
Bath & Body Works Inc.	6,332	225,039
Best Buy Co. Inc.	8,048	619,615
CarMax Inc.(a)(b)	3,300	328,482
GameStop Corp., Class A(a)(b)	5,361	182,328
Home Depot Inc. (The)	25,936	7,805,180
Lithia Motors Inc.	571	151,475
Lowe’s Companies Inc.	14,777	2,830,239
O’Reilly Automotive Inc.(a)	1,406	989,247
Penske Automotive Group Inc.	1,124	128,687
RH(a)	338	94,447
Ross Stores Inc.	4,290	348,605
TJX Companies Inc. (The)	25,437	1,555,727
Tractor Supply Co.	1,772	339,303
Williams-Sonoma Inc.	1,521	219,663
		16,905,698
Technology Hardware, Storage & Peripherals — 4.6%
Apple Inc.	188,030	30,556,755
Dell Technologies Inc., Class C	10,821	487,594
Hewlett Packard Enterprise Co.	50,631	720,985
HP Inc.	41,230	1,376,670
NetApp Inc.	5,572	397,451
Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	7,698	$615,686
Western Digital Corp.(a)	12,197	598,873
		34,754,014
Textiles, Apparel & Luxury Goods — 0.1%
Capri Holdings Ltd.(a)	3,747	182,404
Tapestry Inc.	9,816	330,112
		512,516
Tobacco — 1.2%
Altria Group Inc.	70,706	3,101,165
Philip Morris International Inc.	60,536	5,881,073
		8,982,238
Trading Companies & Distributors — 0.2%
Fastenal Co.	9,088	466,760
United Rentals Inc.(a)	1,356	437,540
Watsco Inc.	546	149,577
WW Grainger Inc.	673	365,796
		1,419,673
Water Utilities — 0.1%
American Water Works Co. Inc.	2,731	424,507
Essential Utilities Inc.	3,962	205,786
		630,293
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	6,722	961,649

Total Long-Term Investments — 99.7%
(Cost: $686,823,990)		759,235,995

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	9,451,629	9,450,684
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	1,100,000	1,100,000

Total Short-Term Securities — 1.4%
(Cost: $10,549,822)		10,550,684

Total Investments in Securities — 101.1%
(Cost: $697,373,812)		769,786,679

Liabilities in Excess of Other Assets — (1.1)%		(8,204,624)

Net Assets — 100.0%		$761,582,055

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,897,401	$5,553,091	(a)	$—		$105	$87	9,450,684	9,451,629	$13,721	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,050,000	—		(950,000	)(a)	—	—	1,100,000	1,100,000	3,097		—
BlackRock Inc.	3,367,025	178,799		(82,438)		(4,215)	262,808	3,721,979	5,562	26,088		—
						$(4,110)	$262,895	$14,272,663		$42,906		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Min Consumer Staples Index	9	09/16/22	$675	$35,322
E-Mini Financial Select Sector Index	9	09/16/22	935	51,523
S&P 500 E-Mini Index	3	09/16/22	620	59,585
				$146,430

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$759,235,995	$—	$—	$759,235,995
Money Market Funds	10,550,684	—	—	10,550,684
	$769,786,679	$—	$—	$769,786,679
Derivative financial instruments(a)
Assets
Futures Contracts	$146,430	$—	$—	$146,430

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust